Assets Held for Sale - O3 Mining Narrative (Details) - O3 Mining Inc - USD ($) $ / shares in Units, $ in Millions	Jan. 24, 2025	Dec. 12, 2024
Disclosure of transactions between related parties [line items]
Consideration received	$ 21.3
Agnico Eagle Mines Limited
Disclosure of transactions between related parties [line items]
Share price (in USD per share)		$ 1.67
Number of shares in equity accounted investees (in shares)	110,424,431
Listed equity investments, group beneficial interest (in percent)	94.10%